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                                             State Street Bank and Trust Company
                                                           2 Avenue de Lafayette
                                                                Boston, MA 02111



                                        November 1, 1999

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

     RE:  The Munder Framlington Funds Trust (the "Trust")
          File Nos. 333-15205, 811-07897
          CIK 1026148, Post-Effective Amendment No. 8
          -------------------------------------------

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 8 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 1999 (Accession # 0000950131-99-005852).

     Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

                                     Very truly yours,

                                     /s/ Francine S. Hayes
                                     ---------------------
                                     Francine S. Hayes
                                     Associate Counsel

cc:  T. Gardner
     L. Wilson
     J. Kanter
     S. Zoltowski